Financial Instruments and Financial Risk Management - Summary of Derivative Financial Instruments Designated as Effective Cash Flow Hedge Instruments Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Current assets
Current assets interest rate derivatives	$ 30	$ 3,980
Non-current assets
Non-current assets interest rate derivatives		$ 2,159
Current liabilities
Current liabilities interest rate derivatives	649
Non-current liabilities
Non-current liabilities interest rate derivatives	$ 684